CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows as of December 31, 2023 and 2022.

	December 31
(in US$ thousands)	2023	2022
Cash and savings accounts	$38,470	$38,794
Time deposits	—	—
Cash and cash equivalents reported on the consolidated balance sheets	38,470	38,794
Cash restricted as performance bond	313	313
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$38,783	$39,107

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2023	2022
Taiwan	$38,289	$38,352
Hong Kong	494	739
China	—	16
	$38,783	$39,107